Discontinued Operations (Schedule Of The Amounts In Net Loss From Discontinued Operations) (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 26, 2018	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations			$ 1,127
Sale of methane facility assets	$ 2,650
Discontinued Operations [Member] | Methane Facilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			6
Production costs and taxes			(40)
Depreciation, depletion, and amortization			(4)
Interest income
Gain on sale of assets			1,165
Deferrred income tax benefit
Net income from discontinued operations			$ 1,127